Partners' Capital (Tables)	6 Months Ended
Jun. 30, 2017
Partnership Units

	As of June 30, 2017	As of December 31, 2016
Common units	123,631,036	122,094,633
General partner units	2,439,989	2,439,989
Preferred units	12,983,333	12,983,333
Total partnership units	139,054,358	137,517,955

Distributions to unitholders
	April 20, 2017	January 18, 2017	April 26, 2016	January 20, 2016
Common unit-holders
Distributions per common unit declared	0.08	0.08	0.0750	0.2385
Common units entitled to distribution	123,631,036	122,343,706	120,409,456	120,409,456
General partner and IDR distributions	$195	$195	$183	$582
Preferred unit-holders
Distributions per preferred unit declared	0.21375	0.21375	0.21375	0.21975
Preferred units entitled to distribution	12,983,333	12,983,333	12,983,333	12,983,333